Condensed Consolidated Statement of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net Cash Provided by (Used in) Operating Activities	$ 265,767	$ 234,121	$ 170,633
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to Property, Plant and Equipment	(89,563)	(111,573)	(59,490)
Acquisition Spending	(32,427)	(237,171)
Net Cash Used in Investing Activities	(121,990)	(348,744)	(59,490)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase in Credit Facility	52,000	141,000	(108,000)
Repayment of Senior Notes	(57,045)	(9,500)
Dividends Paid to Stockholders	(20,020)	(20,072)	(19,899)
Purchase and Retirement of Common Stock	(123,530)
Proceeds from Stock Option Exercises	2,866	4,311	14,187
Shares Redeemed to Settle Employee Taxes on Stock Compensation	(4,273)	(4,166)	(2,913)
Payment of Debt Issuance Costs		(1,661)
Excess Tax Benefits from Share Based Payment Arrangements	4,102	5,743	8,067
Net Cash Provided by (Used in) Financing Activities	(145,900)	115,655	(108,558)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,123)	1,032	2,585
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	7,514	6,482	3,897
CASH AND CASH EQUIVALENTS AT END OF PERIOD	5,391	7,514	6,482
Eliminations [Member]
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in Subsidiaries	32,427	237,171
Net Cash Used in Investing Activities	32,427	237,171
CASH FLOWS FROM FINANCING ACTIVITIES
Intra-entity Activity, net	(32,427)	(237,171)
Net Cash Provided by (Used in) Financing Activities	(32,427)	(237,171)
Parent [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net Cash Provided by (Used in) Operating Activities	(37,985)	(35,490)	(23,874)
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to Property, Plant and Equipment		(134)	(90)
Investment in Subsidiaries	(32,427)	(237,171)
Net Cash Used in Investing Activities	(32,427)	(237,305)	(90)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase in Credit Facility	52,000	141,000	(108,000)
Repayment of Senior Notes	(57,045)	(9,500)
Dividends Paid to Stockholders	(20,020)	(20,072)	(19,899)
Purchase and Retirement of Common Stock	(123,530)
Proceeds from Stock Option Exercises	2,866	4,311	14,187
Shares Redeemed to Settle Employee Taxes on Stock Compensation	(4,273)	(4,166)	(2,913)
Payment of Debt Issuance Costs		(1,661)
Excess Tax Benefits from Share Based Payment Arrangements	4,102	5,743	8,067
Intra-entity Activity, net	216,175	154,302	136,054
Net Cash Provided by (Used in) Financing Activities	70,275	269,957	27,496
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(137)	(2,838)	3,532
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	3,644	6,482	2,950
CASH AND CASH EQUIVALENTS AT END OF PERIOD	3,507	3,644	6,482
Guarantor Subsidiaries [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net Cash Provided by (Used in) Operating Activities	303,752	269,611	194,507
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to Property, Plant and Equipment	(89,563)	(111,439)	(59,400)
Acquisition Spending	(32,427)	(237,171)
Net Cash Used in Investing Activities	(121,990)	(348,610)	(59,400)
CASH FLOWS FROM FINANCING ACTIVITIES
Intra-entity Activity, net	(183,748)	82,869	(136,054)
Net Cash Provided by (Used in) Financing Activities	(183,748)	82,869	(136,054)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,986)	3,870	(947)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	3,870		$ 947
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 1,884	$ 3,870